Loan Payable to Third Parties (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Oct. 14, 2025	Dec. 31, 2024	Aug. 01, 2024	Dec. 16, 2022	Dec. 17, 2021
Loan payable to third parties					$ 1,027,734
Loan payable to third parties -long term		$ 2,199,860			$ 2,223,000		$ 3,395,861
Original issue discount			$ 140,000
Loan payable to third parties settled by accounts receivable			1,062,249
Debt Instrument, Interest Rate					105.00%		6.00%	6.00%
Unsecured promissory note, principal amount								$ 7,000,000.0
Stock issued during period for settlement of a promissory note, value		$ 100,000
Stock issued during period for settlement of a promissory note, shares		43,554
Fair value		$ 131,969
Loss from extinguishment of debt		$ 31,969
Subsequent Event [Member] | Promissory note
Debt Instrument, Interest Rate				7.00%
Stock issued during period for settlement of a promissory note, value	$ 1,660,595
Stock issued during period for settlement of a promissory note, shares	1,175,934
Promissory note agreement [Member]
Original issue discount			20,000
Debt Instrument, Interest Rate						7.00%
Unsecured promissory note, principal amount						$ 2,160,000
Gross proceeds			$ 2,000,000